Intangible assets - Key assumptions used by individual CGUs for value-in-use calculations (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
North America | US Pest Control CGU
Intangible assets
Long-term growth rate	2.10%	2.10%
Pre-tax discount rate	8.70%	10.10%
Headroom amount	£ 3,060	£ 2,869
North America | Minimum
Intangible assets
Long-term growth rate	2.00%	2.00%
Pre-tax discount rate	8.50%	9.80%
North America | Maximum
Intangible assets
Long-term growth rate	2.10%	2.10%
Pre-tax discount rate	8.70%	12.40%
Europe | Minimum
Intangible assets
Long-term growth rate	1.70%	1.60%
Pre-tax discount rate	8.00%	8.90%
Europe | Maximum
Intangible assets
Long-term growth rate	3.00%	3.00%
Pre-tax discount rate	17.10%	17.80%
UK & Sub-Saharan Africa
Intangible assets
Long-term growth rate	2.00%	2.00%
UK & Sub-Saharan Africa | Minimum
Intangible assets
Pre-tax discount rate	9.30%	10.50%
UK & Sub-Saharan Africa | Maximum
Intangible assets
Pre-tax discount rate	11.10%	12.00%
Asia & MENAT | Minimum
Intangible assets
Long-term growth rate	2.00%	2.00%
Pre-tax discount rate	7.70%	8.90%
Asia & MENAT | Maximum
Intangible assets
Long-term growth rate	4.00%	4.00%
Pre-tax discount rate	14.10%	15.60%
Pacific | Minimum
Intangible assets
Long-term growth rate	2.00%	2.00%
Pre-tax discount rate	10.30%	11.30%
Pacific | Maximum
Intangible assets
Long-term growth rate	2.50%	2.60%
Pre-tax discount rate	10.90%	12.10%